Report of Independent Accountants on Applying
Agreed-Upon Procedures

The Hertz Corporation
8501 Williams Road
Estero, FL 33928

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by The Hertz Corporation (“Hertz”, “you” or the “Responsible Party”), and the following third parties, Barclays Capital Inc. and Deutsche Bank Securities Inc., collectively referred to herein as the “Specified Parties”, solely to assist you in performing the agreed-upon procedures described below relating to the accuracy of certain attributes of the collateral assets associated with the potential issuance of asset-backed notes by Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 (the “Transaction”). The Hertz Corporation is responsible for the accuracy of the attributes of the collateral assets to be included in the Transaction. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
Procedures and Findings
In connection with the Transaction, the Responsible Party chose a sample size of 59 for each respective procedure as described below. The Responsible Party determined the sample size of 59 using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and the Responsible Party’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed. As instructed by the Responsible Party, the samples for each respective procedure described below were selected randomly from a pool of assets, which the Responsible Party represents is the collateral pool of assets for the Transaction.
This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.
In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the collateral assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York, 10017-6204
T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.
With respect to any terms or requirements of the offering circulars, supplements to the offering circulars, or other Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering circulars, supplements to the offering circulars or other Transaction documents.
It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and

(iv)
The adequacy of the sample size, as provided by the Responsible Party and accepted by the Specified Parties, nor do we draw any conclusions about the entire pool of collateral based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.
Our work was limited to comparing and re-computing certain information as detailed below. We did not perform reviews of Hertz’s information systems, specific or system-wide security, application controls or completeness and integrity of any systems of The Hertz Corporation. It should be noted that the scope of our work does not provide any current or ongoing assurance of computer operation procedures, or completeness and integrity of programs that process the information and data to which procedures were applied.
For purposes of the procedures below, numbers, dollar amounts and percentages that differ only as a result of rounding were deemed to be in agreement. As instructed by Hertz and accepted by the Specified Parties, for the purposes of the procedures below, numbers, dollar amounts and percentages that differ within $1 or 0.01% are deemed to be in agreement.

The procedures described below are grouped into three areas:

A.	Title, Lien & OEM

B.	Capitalized Cost

C.	Mark-to-Market & Disposition Proceeds

A. Title, Lien & OEM
We obtained an Excel file from Hertz (the “Data Tape”), which Hertz represents lists the program and non-program vehicles included in HVF II Group I and on-lease as of March 31, 2018, and the manufacturer of each such vehicle. We make no comment as to the completeness or the accuracy of the Data Tape.
As instructed by Hertz, we selected a random sample of 59 vehicles from the Data Tape (the “Title Sample Vehicles”). Refer to Appendix A, Table A-1 for a listing of the Title Sample Vehicles. The sample size of 59 was

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.
We obtained photocopies, facsimiles, or scanned images of the certificates of title (the “Certificate of Title”) for each of the Title Sample Vehicles (except as noted below) from Hertz and performed the following procedures:

1.	We confirmed that the Certificate of Title for each Title Sample Vehicle was titled in the name of Hertz Vehicles LLC or an acceptable variation, noting no exceptions.

2.
We confirmed that the Certificate of Title for each Title Sample Vehicle showed a first lien in the name of The Bank of New York Mellon Trust Company N.A. or an acceptable variation (the “Collateral Agent”), noting no exceptions.

3.
We compared and agreed the original equipment manufacturer as listed on each Certificate of Title for each Title Sample Vehicle to the original equipment manufacturer of each selected vehicle as listed in a translation table provided by Hertz based on the value on the Certificate of Title and the value in the column titled “ABS_Mfr_Cd” on the Data Tape, noting no exceptions.

For Title Sample Vehicles #13, 32, 39, 44, 48, and 56, Hertz provided a title inquiry report or a registration statement (the “Alternate Title Support”). As instructed by Hertz, for these Title Sample Vehicles, we used the Alternate Title Support to perform this procedure.

B. Capitalized Cost
We obtained an Excel file from Hertz (the “Cap Cost Selection Report”), which Hertz represents lists the program and non-program vehicles included in HVF II Group I and on-lease as of March 31, 2018, (the “Report Date” or the “Calculation Date”). We make no comment as to the completeness or the accuracy of the Cap Cost Selection Report.
The Cap Cost Selection Report contains values for the following fields (the “Cap Cost Data Fields”) which Hertz represents was recorded in their Teradata ABS Reporting Engine as of the Report Date:

Data Field	Description Provided by Hertz
VIN	Vehicle Identification Number
Country_Cd	Hertz Fleet Accounting Indicator
Calc_Dt	Calculation Date of the Report
ABS_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the Calculation Date
Vsn_Veh_Type	Classification of the vehicle as risk or program from the perspective of Vision (fleet accounting system) on the Calculation Date
Orig_Veh_Type	Classification of the vehicle as risk or program from the perspective the ABS financing and Vision on the later of VOLCD and the day it is first fully loaded into Vision
Xfer_Veh_Type	Classification of the vehicle as risk or program from the perspective of the ABS financing on the date of the most recent transfer

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

Data Field	Description Provided by Hertz
ABS_Cd	Six-digit code indicating various information about the vehicle, such as its current collateral pool and whether and how many times the vehicle has been transferred
Vsn_NVS_Ind	Indicates if the vehicle has been processed into Vision
N_Redes	Number of times the vehicle has been redesignated between risk and program
EVER_REDES_IND	Indicates whether the car has ever been redesignated between risk and program
Used_Veh_Ind	Indicates whether the vehicle was originally purchased as a used vehicle
Ever_Xfer_Ind	Indicates whether the vehicle has ever been transferred (other than certain special cases)
XFER_FROM_11_TO_23	Indicates whether the vehicle’s most recent transfer, if any, was from Legacy HVF to Series 2013-G1
XFER_FROM_4B_TO_2A	Indicator flagging vehicles transferred from Group 8 to Group 7
Z_TRANSFER	Indicator marking vehicles transferred as “Z” transfers (early life movements that do not set “ever-xfer indicator” so car has appropriate cap cost)
DAY1_GROUP7_IND	Indicator flagging vehicles that were in Group 7 and transitioning to HVF II methodology on the HVF II go-live date
FDCM	First Day of Calendar Month
Vsn_Deliv_Dt	Delivery date of the vehicle as recorded in Vision
Xfer_In_Dt	Date of the most recent transfer, if any
REDES_to_PRGM_Ind	Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Risk to Program
REDES_to_RISK_Ind	Flag indicating whether a vehicle is, as of the report date, slated to be redesignated from Program to Risk
XFER_WITHIN_36_DAYS	Indicates whether the most recent transfer occurred within 36 days of the Vision Delivery Date
RISK_Cap_Cost_Amt	Cap cost amount for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_AD	Accumulated depreciation for a risk vehicle from the perspective of the ABS financing as of the calculation date
RISK_NBV	Net book value for a risk vehicle from the perspective of the ABS financing as of the calculation date
PRGM_Cap_Cost_Amt	Cap cost amount for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_AD	Accumulated depreciation for a program vehicle from the perspective of the ABS financing as of the calculation date
PRGM_NBV	Net book value for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_PRGM_Cap_Cost_Amt	Pre-transfer cap cost for a program vehicle from the perspective of the ABS financing as of the calculation date
Base_RISK_Cap_Cost_Amt	Pre-transfer cap cost for a risk vehicle from the perspective of the ABS financing as of the calculation date
Gross_Purch_Price	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the calculation date
GAAP_Cap_Cost_Amt	Capitalized cost as recorded in Vision as of the calculation date
Cap_Cost_Adj	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the calculation date

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

Data Field	Description Provided by Hertz
Cap_Cost_MSRP	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the calculation date
Prv_Abs_Cd_Xfer_Dt	ABS Code for the vehicle on the date prior to the transfer in date
Gross_Purch_Price_Xfer_Dt	Gross out-of-pocket purchase price as calculated from the underlying fleet accounting systems as of the transfer in date
GAAP_CAP_COST_AMT_Xfer_Dt	Capitalized cost as recorded in Vision as of the transfer in date
Cap_Cost_Adj_Xfer_Dt	Sum of certain incentive receivables netted against gross purchase price to determine the GAAP capitalized cost amount as of the transfer in date
Prv_Risk_FMV_Xfer_Dt	Fair market value for a risk vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_Prgm_FMV_Xfer_Dt	Fair market value for a program vehicle as recorded from the perspective of the ABS financing on an HVF II (no-lag) basis as of the day prior to the transfer in date
Prv_HVF1_FMV_Xfer_Dt	Market value under Legacy HVF rules on as of the day prior to the transfer in date
Prv_HVF2_FMV_Xfer_Dt	Market value under HVF II rules on as of the day prior to the transfer in date
Prv_Risk_NBV_Xfer_Dt	Net book value for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_NBV_Xfer_Dt	Net book value for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Dep_Chrg_Amt_Xfer_Dt	Depreciation charge for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Prgm_Dep_Chrg_Amt_Xfer_Dt	Depreciation charge for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Termination_Proration_Xfer_Dt	Fraction used to calculate back-end rent / depreciation from the perspective of the ABS financing as of the day prior to the transfer in date
Prv_Risk_Cap_Cost_Amt_Xfer_Dt	Capitalized cost for a risk vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Prv_Prgm_Cap_Cost_Amt_Xfer_Dt	Capitalized cost for a program vehicle from the perspective of the Abs financing as of the day prior to the transfer in date
Cap_Cost_MSRP_Xfer_Dt	Manufacturer suggested retail price used in determining whether capitalized cost for a risk vehicle from the perspective of the ABS financing should be capped, as of the transfer in date
Prv_Risk_Termination_Val_Xfer_Dt	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
Prgm_Termination_Val_Xfer_Dt	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
LEGACY_RISK_TERM_VAL	Net book value (stepped down for back-end rent) for a risk vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
LEGACY_PRGM_TERM_VAL	Net book value (stepped down for back-end rent) for a program vehicle from the perspective of the ABS financing as of the day prior to the transfer in date
RCFC_Grp8_NBV	Net book value as determined under the Group 8 methodology
RCFC_Grp8_Dep_Chrg_Amt	Depreciation charge as determined under the Group 8 methodology
GRP8_TERM_VAL	Net book value (stepped down for back-end rent) for Group 8 cars transferring to Group 7
GRP8_DAY1_TERM_VAL	Net book value (stepped down for back-end rent) for Group 7 cars transitioning into HVF II methodology on the HVF II go-live date

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

We obtained an Excel file from Hertz, which Hertz represents contains data for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from Vision for the Calculation Date (the “Vision Off-Load File”). We make no comment as to the completeness or accuracy of the Vision Off-Load File.
We obtained a file from Hertz, which Hertz represents contains data records for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from Vision for “New Vehicle Schedule” for the Calculation Date (the “New Vehicle Schedule Off-Load File”). We make no comment as to the completeness or the accuracy of the New Vehicle Schedule Off-Load File.
We obtained a file from Hertz, which Hertz represents contains data records for the vehicles included on the Cap Cost Selection Report that was loaded into the Teradata ABS Reporting Engine from RMS for the Calculation Date (the “RMS Off-Load File”). We make no comment as to the completeness or the accuracy of the RMS Off-Load File.
We obtained the “Receivable Type Code File” from Hertz, which Hertz represents lists the receivable type codes that designate receivables in RMS that are netted against “gross purchase price” to determine capitalized cost for GAAP accounting purposes (each, a “Designated Receivable Type”). We make no comment as to the accuracy or reasonableness of the Designated Receivable Type codes.
As instructed by Hertz, we selected a random sample of 59 vehicles (the “Cap Cost Sample Vehicles”) from vehicles in the Cap Cost Selection Report that have Vsn_Deliv_Dt within the last 12 months. Refer to Appendix A, Table B-1 for a listing of the Cap Cost Sample Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.
Hertz provided a file related to the Cap Cost Sample Vehicles (the “Cap Cost Detail File”). We make no comment as to the completeness or accuracy of the Cap Cost Detail File. The Cap Cost Detail File contains the following information for each Cap Cost Sample Vehicle:

•	The Cap Cost Data Fields related to each Cap Cost Sample Vehicle as of the Report Date.

•
The calculation logic provided in column BX of the Cap Cost Detail File, which Hertz represents specifies the calculation of PRGM_Cap_Cost_Amt or RISK_Cap_Cost_Amt, as applicable based on the value in ABS_Veh_Type, for each Cap Cost Sample Vehicle as of the Report Date to recalculate PRGM_Cap_Cost_Amt or RISK_Cap_Cost_Amt, as applicable, using only the values of the Cap Cost Data Fields (the “Calculation Logic”). We make no comment as to the accuracy or reasonableness of the Calculation Logic.

For Cap Cost Sample Vehicle #59 only, as instructed by Hertz, we used an updated calculation logic provided by Hertz on 5/21/2018. We make no comment as to the accuracy or reasonableness of the Calculation Logic.
We performed the following procedures for each Cap Cost Sample Vehicle:

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

1.
We agreed the value of each Cap Cost Data Field as set forth on the Cap Cost Selection Report to the value of each respective Cap Cost Data Field as set forth on the Cap Cost Detail File, noting no exceptions.

2.
Using the Calculation Logic and the Cap Cost Data Fields set forth on the Cap Cost Detail File, we recalculated and agreed PRGM_Cap_Cost_Amt or RISK_Cap_Cost Amt, as applicable, based on the value in ABS_Veh_Type, noting no exceptions.

3.
Of the 59 Cap Cost Sample Vehicles selected, 56 selections had a value of “0” in the Ever_Xfer_Ind field of the Cap Cost Detail File. For each such vehicle, we obtained from Hertz, photocopies, facsimiles or scanned images of the purchase invoices and vehicle purchase agreements. For each vehicle, we performed the following procedures:

a.
We compared and agreed the GAAP_Cap_Cost_Amt field as shown on the Cap Cost Detail File to the VI017_CAP_COST_AMT field as shown on the Vision Off-Load File or New Vehicle Schedule Off-Load File, as applicable, noting no exceptions.

b.
For each such Cap Cost Sample Vehicle with a value in the Cap_Cost_Adj field of greater than zero in the Cap Cost Detail File, of which there were 48 selections, we compared and agreed the value in the Cap_Cost_Adj field as shown on the Cap Cost Detail File to the sum of values in the V002M_ADJ_RECV_AMT field that corresponds to Designated Receivable Types as shown on the RMS Off-Load File, noting no exceptions.

c.
For each such Cap Cost Sample Vehicle with a value of “Risk” in the Vsn_Veh_Type field in the Cap Cost Detail File, of which there were 45 selections, we recalculated and agreed the VI017_CAP_COST_AMT field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions.

d.
For each such Cap Cost Sample Vehicle with a value of “Program” in the Vsn_Veh_Type field in the Cap Cost Detail File, of which there were 11 selections, we recalculated and agreed the VI017_CAPT_COST_AMT field in the Cap Cost Detail File as the difference between the purchase price from the respective purchase invoice and the incentives and adjustments, if any, as indicated on the respective vehicle purchase agreement for such Cap Cost Sample Vehicle, noting no exceptions.

C. Mark-to-Market & Disposition Proceeds
Mark-to-Market
We obtained an Excel file from Hertz (the “FMV Report”), which Hertz represents lists all non-program vehicles owned by HVF included in the HVF Group I Series 2013-G1 collateral pool and on lease (i.e. active in the pool) as of March 19, 2018, and contains the following vehicle-by-vehicle detail of fair market value testing for such vehicles as of such date summarized as follows:

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

Field	Column
VIN	A
ABS_Veh_Type	B
ABS_Cd	C
VOLCD	D
RISK_Cap_Cost_Amt	E
RISK_AD	F
RISK_NBV	G
HVF2_CM_NADA_Val	H
HVF2_CM_NADA_Val_Desc	I
HVF2_CM_BB_Val	J
HVF2_CM_BB_Val_Desc	K
LDCM_HVF2_FMV	L
HVF2_CM_FMV	M
HVF2_FMV	N
Prv_RISK_NBV	O
RISK_FMV	P

We make no comment as to the completeness or the accuracy of the FMV Report.
As instructed by Hertz, we selected a random sample of 59 vehicles (the “Selected Fair Market Value Vehicles”) from the FMV Report. Refer to Appendix A, Table C-1 for a listing of the Selected Fair Market Value Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.
Using the FMV report, we performed the following procedures:

1.
RISK_NBV: We recalculated the RISK_NBV for each Selected Fair Market Value Vehicle as RISK_Cap_Cost_Amt less RISK_AD in each case as set forth in the FMV Report, with any resulting negative values to be deemed to be zero. We agreed the amount recalculated to the value listed as “RISK_NBV” in the FMV Report for each Selected Fair Market Value Vehicle, noting no exceptions.

2.
RISK_ FMV: We obtained an Excel file from Hertz, which Hertz represented contains the wholesale clean trade value published in the NADA Guide (Eastern Edition) for the month of March 2018 (the “NADA Input File”). We make no comment as to the completeness or accuracy of the NADA Guide (Eastern Edition), nor do we assume any responsibility for assessing the adequacy of such valuations published therein.

a.
Of the 59 Selected Fair Market Value Vehicles, 40 vehicles’ values were included on the NADA Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_NADA_Val was greater than 0. For these 40 Selected Fair Market Value Vehicles we performed the following procedures:

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

i.
We agreed the wholesale clean trade value for each VIN as set forth on the NADA Input File to the value in the column titled HVF2_CM_NADA_Val for each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

ii.	We agreed the HVF2_CM_NADA_Val of each Selected Fair Market Value Vehicle to the RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

b.
Of the 59 Selected Fair Market Value Vehicles, 19 vehicles’ values were not published in the NADA Guide (Eastern Edition) as described in procedure (2)(a) above. For these 19 Selected Fair Market Value Vehicles, we obtained from Hertz, the Blackbook input file which Hertz represented contained the wholesale clean trade value included in the Finance Guide for the month of March 2018 (the “Blackbook Input File”). We make no comment as to the completeness or accuracy of the Blackbook Input File, nor do we assume any responsibility for assessing the adequacy of such valuations published therein.

Of these 19 Selected Fair Market Value Vehicles, 14 vehicles’ values were included on the Blackbook Input File and such Selected Fair Market Value Vehicle’s HVF2_CM_BB_Val was greater than 0. For these 14 Selected Fair Market Value Vehicles, we performed the following procedures:

i.
We agreed the wholesale clean trade value for each VIN set forth on the Blackbook Input File to the value in the column titled HVF2_CM_BB_Val of each respective Selected Fair Market Value Vehicle as reported on the FMV Report, noting no exceptions.

ii.	We agreed the HVF2_CM_BB_Val of each Selected Fair Market Value Vehicle to the RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

c.
Of the 59 Selected Fair Market Value Vehicles, 5 vehicles were (i) not included on the NADA Input File, or was included on the NADA Input File and had a value in field HVF2_CM_NADA_Val of less than or equal to zero, and (ii) was not included on the Blackbook Input File or was included on the Blackbook Input File and had a value in field HVF2_CM_BB_Val of less than or equal to zero. For these 5 Selected Fair Market Value Vehicles, we agreed the RISK_NBV as shown on the FMV Report to the value in the column titled RISK_FMV of each respective Selected Fair Market Value Vehicle as shown on the FMV Report, noting no exceptions.

Disposition Proceeds
We obtained an Excel file from Hertz (the “Disposition Report”), which Hertz represents contains vehicle-by-vehicle detail showing sales of Non-Program Vehicles to third parties recognized in the calendar month of March 2018, summarized as follows:

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

Field	Column
VIN	A
Country_Cd	B
ABS_Cd	C
Risk_Disposition_Proceeds	D
Risk_Disposition_NBV	E
ABS_Cap_Cost_Amt	F
Prv_Risk_Accum_Dep	G
A_U_FBR_Amt	H
Died_on_FDCM	I
A_U_MBR_Amt	J

We make no comment as to the completeness or the accuracy of the Disposition Report.
As instructed by Hertz, we selected a random sample of 59 vehicles identified on the Disposition Report (the “Selected Disposition Vehicles”). Refer to Appendix A, Table C-3 for a listing of the Selected Disposition Vehicles. The sample size of 59 was determined by the Responsible Party using the statistical attribute sampling guidance promulgated in AICPA AAG-SAM Appendix A, Table A-1, and Hertz’s criteria to provide a 95% confidence level, an upper error limit of 5% and an expected error rate of 0%. The Specified Parties have agreed the calculated sample size of 59 as being sufficient and appropriate for the purposes of this procedure. It should be understood that we make no representations on the adequacy of the sample size, as provided by Hertz and accepted by the Specified Parties, the estimated confidence level, nor do we draw any conclusions about the entire collateral pool based on the sample size and/or the results of the procedures performed.

3.	Using the Disposition Report, we performed the following procedures:

a.
Risk_Disposition_NBV: We recalculated the Risk_Disposition_NBV for each Selected Disposition Vehicle as (i) for vehicles for which the value in the Died_on_FDCM column was equal to zero, the greater of (a) zero and (b) ABS_Cap_Cost_Amt less Prv_Risk_Accum_Dep less A_U_FBR_Amt, and (ii) for vehicles for which the value in the Died_on_FDCM column was equal to one, the greater of (a) zero and (b) ABS_Cap_Cost_Amt less Prv_Risk_Accum_Dep less A_U_MBR_Amt less A_U_FBR_Amt as set forth on the Disposition Report. We agreed the amount recalculated to the value listed as Risk_Disposition_NBV on the Disposition Report, noting no exceptions.

b.
Risk Disposition Proceeds: For each Selected Disposition Vehicle, we obtained a photocopy or facsimile of the sales document from Hertz. We agreed the sales price on each respective document to the Risk_Disposition_Proceeds reported on the Disposition Report, and agreed that such amount as reported on the Disposition Report was less than or equal to the sales price on the sales document for each respective Selected Disposition Vehicle, noting no exceptions.

****

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the collateral assets. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.
If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

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Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

Appendix A

Table A-1 - Title Sample Vehicles

Selection #	VIN	Manufacturer
1	5NPE24AF8HH517197	Hyundai
2	5N1DR2MM9HC649723	Nissan
3	1N4AA6AP9HC429797	Nissan
4	5XYZTDLB9HG444244	Hyundai
5	3KPFL4A72JE193698	Kia
6	1N4AL3AP6JC136342	Nissan
7	3N1CE2CP6HL352049	Nissan
8	1N4AL3AP2HC196290	Nissan
9	5NPD74LF7HH164722	Hyundai
10	1FATP8EM6G5269481	Ford
11	1G1PE5SB9F7275273	GM
12	3VW2B7AJ4HM324416	Volkswagen
13	5N1DR2MM8JC639559	Nissan
14	1N4AL3AP4JC154225	Nissan
15	5NPD74LF8HH153342	Hyundai
16	3G1BE6SM8JS619672	GM
17	3KPFL4A77JE198928	Kia
18	KL4CJGSB4JB528660	GM
19	JM3KFBCM7J0342250	Mazda
20	1FADP3K26GL337610	Ford
21	1G1JC6SH0G4153636	GM
22	1N4AL3AP4HN352768	Nissan
23	2GNAXJEVXJ6198581	GM
24	3C4PDCBG0HT589323	Chrysler
25	3N1CE2CPXHL362924	Nissan
26	5XXGT4L37JG197087	Kia
27	1C4BJWEG3JL882487	Chrysler
28	3N1CE2CP7GL401435	Nissan
29	3G1BE6SM6JS620416	GM
30	KNDJP3A5XJ7569250	Kia
31	3N1AB7AP4GY279538	Nissan
32	3N1CN7AP1JL863450	Nissan
33	3MZBN1V79HM111271	Mazda
34	1VWBP7A35DC123610	Volkswagen
35	1N4AL3AP7JC117458	Nissan
36	1GNSKHKC9HR183857	GM

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

37	1FMCU0GD1HUE39122	Ford
38	1C4NJPFA8GD647986	Chrysler
39	1FADP3N2XJL279505	Ford
40	3N1CE2CP0HL356789	Nissan
41	1N4AL3AP7GC174381	Nissan
42	1G1ZD5STXJF168803	GM
43	1FMCU0GD9HUE39062	Ford
44	2C3CDZAG2JH259107	Chrysler
45	3N1AB7AP2HL696400	Nissan
46	55SWF8GB5HU224522	Mercedes
47	5NPE24AF1HH557671	Hyundai
48	1GCVKREHXJZ260180	GM
49	SJKCH5CP5JA056164	Nissan
50	SJKCH5CRXHA025777	Nissan
51	3N1AB7AP6HL695153	Nissan
52	4T1BK1EB4JU285925	Toyota
53	KNDJP3A58J7544511	Kia
54	5TDKZ3DC9HS801314	Toyota
55	3N1AB7AP8HY333599	Nissan
56	2C3CDZBT9JH241148	Chrysler
57	JN8AZ2NE6H9150605	Nissan
58	3C4PDDBGXHT592008	Chrysler
59	5NPE24AF9HH491192	Hyundai

Table B-1 - Cap Cost Sample Vehicles

Selection #	VIN	Vsn_Veh_Type
1	5N1AT2MT5JC782593	RISK
2	3MYDLBYV0JY306791	RISK
3	5NPE24AF0HH583842	RISK
4	JN1EV7AR2JM439937	RISK
5	5NPE24AF1HH579301	RISK
6	1N4AL3AP6JC164853	RISK
7	1N4AL3AP8HN351039	RISK
8	3N1AB7AP8HY292956	RISK
9	3C4NJDCB2JT328015	PROGRAM
10	1FMJU1JT2HEA84579	RISK
11	3N1AB7AP8HY321159	RISK
12	JN8AZ2NE4J9192924	RISK
13	1N6AA1EJ7HN542121	RISK
14	3FA6P0D96JR212200	PROGRAM
15	1C4RJFCGXJC293048	PROGRAM
16	1G1FB3DX1J0129100	RISK
17	LRBFX1SA1JD018307	PROGRAM

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

18	3N1AB7AP2JY244844	RISK
19	1C4RJFBG4JC331374	PROGRAM
20	KNDPMCAC2J7366645	RISK
21	3N1AB7AP3HY326379	RISK
22	1N4AL3AP7HC215576	RISK
23	3N1AB7AP5JY277403	RISK
24	1N6BF0KY5HN806034	RISK
25	5N1DR2MM2HC694972	RISK
26	1G1ZD5ST1JF140419	RISK
27	1N6BF0KY2HN808243	RISK
28	2GNAXSEV0J6275092	RISK
29	2C3CCABG3JH239984	PROGRAM
30	2C3CCABG8JH214496	RISK
31	KNMAT2MT8JP550342	RISK
32	3N1CN7AP1HL895471	RISK
33	3N1AB7AP5JY266269	RISK
34	KNDJP3A52J7566942	RISK
35	2G1105S3XJ9154756	RISK
36	2GNAXJEV2J6200291	RISK
37	1FMJU1JT2HEA78443	RISK
38	3N1AB7AP3HY351959	RISK
39	5N1DR2MN2HC685729	RISK
40	5XXGT4L31HG166864	RISK
41	5XXGT4L38HG172497	RISK
42	1N4AL3AP1JC215160	RISK
43	3N1AB7AP0HY327179	RISK
44	1GNEVGKW0JJ154566	PROGRAM
45	3N1CN7AP0HL863983	RISK
46	1FADP3N22JL294466	PROGRAM
47	3N1CN7AP2JK433500	RISK
48	5TDYZ3DC6JS911267	RISK
49	5TDKZRFH5JS539647	RISK
50	3N1AB7AP1HL694461	RISK
51	3G1BF6SM6JS618520	PROGRAM
52	3N1AB7AP1HL698087	RISK
53	KNMAT2MV2JP523428	RISK
54	3KPFL4A71JE243832	PROGRAM
55	3N1CN7AP8JL862490	RISK
56	1C4RJFJG2JC331178	PROGRAM
57	KNDJP3A52H7459402	RISK
58	1G1ZD5ST1JF122986	RISK
59	1G1BE5SM1J7107633	RISK

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

Table C-1 – Selected Fair Market Value Vehicles

Selection #	VIN	RISK_FMV
1	1C4NJCEB3HD197880	14,850.00
2	1G1BF5SM8H7247024	14,610.13
3	1G1FB1RXXJ0115323	20,750.00
4	1G1PE5SB7G7175187	11,455.50
5	1G1ZD5ST4JF167954	15,950.00
6	1N4AA6AP4HC427908	24,425.00
7	1N4AL3AP1FC436930	9,425.00
8	1N4AL3AP1HC262845	14,150.00
9	1N4AL3AP2HC207739	17,825.00
10	1N4AL3AP3HC248316	18,125.00
11	1N4AL3AP4HC185369	16,725.00
12	1N4AL3AP6HC288793	14,825.00
13	1N4AL3AP7HC177895	17,050.00
14	1N4AL3AP7JC149665	19,350.00
15	1VWDT7A38HC033202	15,900.00
16	2C3CCABG2JH214543	24,000.00
17	2C3CCABGXJH240453	37,481.00
18	2C4RDGEG0JR189444	22,100.00
19	2C4RDGEG4JR195859	22,100.00
20	2C4RDGEG7JR196049	22,100.00
21	2GNAXJEV6J6193975	19,700.00
22	3FADP4EJ9HM135465	10,850.00
23	3GNCJPSB5JL165894	18,000.00
24	3N1AB7AP0GY264079	9,425.00
25	3N1AB7AP2GY262446	9,425.00
26	3N1AB7AP3GY292121	9,175.00
27	3N1AB7AP3HL698298	12,275.00
28	3N1AB7AP3HY341268	12,275.00
29	3N1AB7AP3HY349158	12,575.00
30	3N1AB7AP9GY281818	9,425.00
31	3N1CE2CP3HL377443	11,000.00
32	3N1CE2CP5GL407430	10,150.00
33	3N1CE2CP6HL361754	11,000.00
34	3N1CE2CP6HL365724	11,300.00
35	3N1CN7AP5JK429649	11,000.00
36	4T1BF1FK2HU328820	16,525.00
37	4T1BF1FK4HU387819	15,750.00
38	4T1BK1EBXHU260215	22,100.00
39	5N1DL0MM1JC519754	39,600.00
40	5NPD74LF3HH188791	11,225.00
41	5NPD74LFXHH104420	10,700.00
42	5YFBURHE9HP644938	13,275.00
43	JN1EV7AP6HM739019	25,425.00

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

44	JN1EV7AR2JM440439	31,950.00
45	JN8CS1MW7HM414493	32,050.00
46	JTEBU5JR0J5532680	42,175.00
47	KMHCT5AE0HU346237	10,450.00
48	KMHCT5AE8GU283399	9,025.00
49	KNDMB5C1XH6244115	20,725.00
50	KNDPM3AC4J7449476	22,624.00
51	KNDPM3AC6H7140165	14,950.00
52	KNMAT2MT0HP552256	15,375.00
53	KNMAT2MT0JP552599	24,097.00
54	KNMAT2MT1JP526643	18,150.00
55	KNMAT2MT7HP567658	15,800.00
56	KNMAT2MT8HP559942	15,375.00
57	KNMAT2MV7GP703089	14,975.00
58	KNMAT2MV9HP552967	17,100.00
59	VNKKTUD37HA084147	9,450.00

Table C-2 – Selected Disposition Vehicles

Selection #	VIN	Risk Disposition Proceeds
1	1C3CCCAB5FN637472	7,265.00
2	1C3CCCAB9FN714165	7,500.00
3	1C4NJDEB4GD637643	11,765.00
4	1FMJU1JT6HEA26278	27,700.00
5	1G11A5SA3GU159384	9,540.00
6	1G11C5SA7GU144560	10,400.00
7	1G11C5SA7GU160595	10,700.00
8	1G11C5SAXGU153723	10,700.00
9	1G11E5SA9GU152802	11,800.00
10	1G1JC6SH2G4160443	7,300.00
11	1G1JE6SB2G4154633	8,500.00
12	1G1JE6SB9G4159571	7,966.00
13	1GKS2GKC5HR141810	39,400.00
14	1N4AL3AP5GC232410	10,600.00
15	1N4AL3AP7GN327796	10,400.00
16	1N4AL3AP8FC430283	6,965.00
17	1VWAP7A34DC141396	8,400.00
18	2T1BURHE1GC656046	10,100.00
19	2T1BURHE5GC668815	10,900.00
20	2T3WFREV5GW267822	15,000.00
21	3FADP4EJXGM125770	7,500.00
22	3N1AB7AP1FL662087	8,400.00
23	3N1AB7AP6GY266516	8,600.00
24	3N1AB7AP8GY240189	8,400.00
25	3N1AB7APXGY263294	8,200.00
26	3N1CE2CP3GL373407	7,800.00

Report of Independent Accountants on Applying Agreed-Upon Procedures Hertz Vehicle Financing II LP Series 2018-2 and/or Series 2018-3 Due Diligence AUP June 4, 2018

27	55SWF8GB9GU144042	45,915.00
28	5N1AL0MM4GC516116	25,000.00
29	5N1AR2MM1GC633436	15,700.00
30	5N1AT2MV6GC823839	12,965.00
31	5N1DL0MM2HC514332	30,800.00
32	5NPDH4AE4FH643717	6,100.00
33	5NPDH4AE8GH665477	6,100.00
34	5NPDH4AEXFH652003	4,900.00
35	5NPE24AF3GH366073	8,100.00
36	5NPE24AF5GH399687	10,000.00
37	5NPE24AF8GH427756	9,400.00
38	5NPE24AF8HH443439	11,000.00
39	5NPE24AF9GH411677	9,600.00
40	5NPE24AF9GH411890	9,600.00
41	5TDYK3DC6GS752912	17,056.00
42	5TDYK3DC9GS695086	19,900.00
43	5XXGT4L34GG016570	9,365.00
44	5XXGT4L37GG045576	10,300.00
45	5XYZTDLBXHG463000	14,265.00
46	5YFBURHEXGP517890	10,700.00
47	JM1BM1U75G1321188	9,800.00
48	JN1CV7APXGM202868	17,965.00
49	JN1EV7AP0HM738691	21,946.00
50	JN1EV7AP7HM738493	22,966.00
51	JN8AT2MT6GW009938	12,000.00
52	JTEBU5JR5H5423061	29,000.00
53	KMHCT4AE0GU007745	7,500.00
54	KMHCT5AE7GU263273	7,866.00
55	KNAFX4A61G5440156	8,200.00
56	KNDMB5C16H6266869	16,566.00
57	KNMAT2MT5GP698960	12,900.00
58	KNMAT2MV4GP675168	13,800.00
59	ZACCJBBT3GPD02383	13,065.00